Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000206710 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalESG SMID Cap Fund
Class Name	Institutional Class
Trading Symbol	KESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/esg-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance - 2024 KESGX
How did the Fund perform last year?
The fund returned 9.35% at NAV before taxes in 2024.  This compares to the Russell 2500 Index return of 11.99%.
What affected the Fund's Performance?
Fund performance can be attributed to the following:
From a sector allocation perspective, the Fund’s underweight position in Financials and overweight position in Health Care had an unfavorable impact on relative performance.  This was largely offset, however, by the Fund’s underweight position in Energy.
Regarding stock selection, the Fund was challenged in the Consumer Discretionary sector, where selection had an unfavorable 2.21% impact compared to the index, and in Health Care, where the selection impact was 0.53%.  Partially offsetting this performance was favorable stock selection in Industrials (added 0.97%) and in Information Technology (added 0.76%).
The Fund’s biggest underperforming position in the year was Evolent Health, Inc. (ticker EVH) as the company’s earnings were reduced due to higher levels of utilization in the health care system, particularly the prevalence and cost for oncology treatments.  EVH works with physicians to deliver the most effective approach to treating cancer, and the business model is pressured when unanticipated levels of utilization occur.  The company has made changes to the risk profile of the business to potentially shield against similar challenges in 2025 and beyond.
The strongest single contributor to performance in 2024 was delivered by the Fund’s exposure to Atmus Filtration Technologies, Inc. (ticker: ATMU).  ATMU is a producer of filtration products for transportation and industrial applications.  The company was spun out of a larger company in 2023, and the business benefitted by solid execution in 2024 and a broadening of investor familiarity for this newer public company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	9.35%	9.72%	10.47%
Russell 2500 Index	11.99%	8.77%	9.29%
Russell 3000 Index	23.81%	13.86%	14.54%
[1]	Institutional Class shares commenced operations on June 28, 2019.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kennedycapital.com/esg-mutual-fund/ for the most recent performance information.
Net Assets	$ 63,929,845
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 250,585
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,929,845
Total number of portfolio holdings	94
Total advisory fees paid (net)	$250,585
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.1%
Teledyne Technologies, Inc.	2.1%
Atmus Filtration Technologies, Inc.	1.8%
Descartes Systems Group, Inc.	1.8%
TD SYNNEX Corp.	1.7%
Globus Medical, Inc. - Class A	1.6%
Barnes Group, Inc.	1.5%
LPL Financial Holdings, Inc.	1.4%
Wintrust Financial Corp.	1.4%
Post Holdings, Inc.	1.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	2.1%
Teledyne Technologies, Inc.	2.1%
Atmus Filtration Technologies, Inc.	1.8%
Descartes Systems Group, Inc.	1.8%
TD SYNNEX Corp.	1.7%
Globus Medical, Inc. - Class A	1.6%
Barnes Group, Inc.	1.5%
LPL Financial Holdings, Inc.	1.4%
Wintrust Financial Corp.	1.4%
Post Holdings, Inc.	1.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235563 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalSmall Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	KGROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kgrox-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance - 2024 KGROX
How did the Fund Perform Last Year?
For the 12-month period ended December 31, 2024, the Kennedy Small Cap Growth Fund (KGROX) returned 15.68%, compared to the Russell 2000 Growth (R2G) return of 15.15%.
What affected the Fund's performance?
From a sector perspective, relative performance benefited from strong results in Financials (+124 basis points), Consumer Discretionary (+119 basis points), and Materials (+110 basis points) sectors. While Information Technology (-299 basis points), Health Care (-124 basis points), and Real Estate sectors (-38 basis points) were the largest detractors to relative fund performance.
From a sector allocation perspective, the Fund benefitted from underweighting both Health Care and Energy in favor of the overweighting of Information Technology and Industrials.
The Fund’s aggregate stock selection was negative, but this was an unusual situation as it can be entirely explained by the lack of ownership of one stock, Super Micro Computer, Inc. (SMCI), which contributed 195 basis points to the R2G’s return for the year. What made it so unusual was that the stock entered the year at a $20B market cap (typically too large for small-cap strategies), was removed from the index at the mid-year rebalancing after more than doubling (to a $40B market cap), and then subsequently fell back to its starting market cap level by year end (but was no longer in the index). We do not normally call out single stock performances within the Index, but this was a highly unusual occurrence and impacted our relative Information Technology sector performance meaningfully.
TOP PERFORMANCE CONTRIBUTORS
- Astera Labs, Inc. (ALAB), a manufacturer of semiconductors used in data center, returned 208% during the year.
- Vertex, Inc. (VERX), a leading provider of tax compliance software solutions, returned 98% during the year.
- Comfort Systems USA, Inc. (FIX), a provider of mechanical and electrical services, returned 107% during the year.
TOP PERFORMANCE DETRACTORS
- Five, Inc. (FIVE), a provider of cloud software for contact centers, declined 62% during the year.
- Fortrea Holdings, Inc (FTRE), a provider of clinical development and commercialization services, declined 46% during the year.
- DoubleVerify Holdings, Inc (DV), a software platform for digital media analysis, declined 58% during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $50,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $50,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	15.68%	9.71%
Russell 2000 Growth Index	15.15%	10.20%
Russell 3000 Index	23.81%	14.68%
[1]	Institutional Class shares commenced operations on April 27, 2022.

Performance Inception Date	Apr. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 641,181
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$641,181
Total number of portfolio holdings	72
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vertex, Inc.	3.2%
Shift4 Payments, Inc. - Class A	3.1%
Globus Medical, Inc. - Class A	3.0%
Comfort Systems USA, Inc.	3.0%
Chefs' Warehouse, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.5%
Magnite, Inc.	2.5%
Champion Homes, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.5%
Planet Fitness, Inc. - Class A	2.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vertex, Inc.	3.2%
Shift4 Payments, Inc. - Class A	3.1%
Globus Medical, Inc. - Class A	3.0%
Comfort Systems USA, Inc.	3.0%
Chefs' Warehouse, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.5%
Magnite, Inc.	2.5%
Champion Homes, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.5%
Planet Fitness, Inc. - Class A	2.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235565 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalSmall Cap Value Fund
Class Name	Institutional Class
Trading Symbol	KVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kvalx-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance - 2024 KVALX
SUMMARY OF RESULTS
For the 12-month period ended December 31, 2024, the Kennedy Small Cap Value Fund (KVALX) returned 13.54% (net of fees), compared to the Russell 2000 Value return of 8.05%. The Fund primarily invested in equity securities.
Stock selection was the largest driver of fund outperformance versus the Russell 2000 Value Benchmark, contributing 634 basis points.  Allocation effect was a drag on relative performance, detracting 82 basis points.
Relative fund performance benefited from strong stock selection within Health Care (+243 basis points), Industrials (+239 basis points), and Consumer Discretionary (+148 basis points) sectors.
Negative stock selection in the Information Technology (-123 basis points), Real Estate (-26 basis points), and Communication sectors (-20 basis points) were the largest detractors to relative fund performance.
TOP PERFORMANCE CONTRIBUTORS
- Aris Water Solutions, Inc. (ARIS), a provider of water handling and logistics services for Oil and Gas producers, returned 191% during the year.
- IES Holdings, Inc. (IESC), a leading service company that designs and installs electrical and technology systems across a variety of end markets, returned 154% during the year.
- Carpenter Technology Corporation (CRS), a producer of specialty metals and alloys used in industrial applications, returned 141% during the year.
TOP PERFORMANCE DETRACTORS
- Quaker Houghton (KWR), a producer of specialty chemicals used in industrial applications, declined 33% during the year.
- Cambium Networks Corporation (CMBM), a manufacturer of communications equipment, declined 82% during the year.
- Gibraltar Industries, Inc., a diversified manufacturer of products for residential construction, renewable energy, and infrastructure markets, declined 26% during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	13.54%	10.88%
Russell 2000 Value	8.05%	5.89%
Russell 3000	23.81%	14.68%
[1]	Institutional Class shares commenced operations on April 27, 2022.

Performance Inception Date	Apr. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 22,813,131
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,813,131
Total number of portfolio holdings	118
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Aris Water Solutions, Inc. - Class A	1.9%
Bank OZK	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Alamo Group, Inc.	1.5%
Catalyst Pharmaceuticals, Inc.	1.5%
Northern Oil & Gas, Inc.	1.5%
AZZ, Inc.	1.4%
Range Resources Corp.	1.3%
1st Source Corp.	1.3%
Atlas Energy Solutions, Inc. - Class A	1.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aris Water Solutions, Inc. - Class A	1.9%
Bank OZK	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Alamo Group, Inc.	1.5%
Catalyst Pharmaceuticals, Inc.	1.5%
Northern Oil & Gas, Inc.	1.5%
AZZ, Inc.	1.4%
Range Resources Corp.	1.3%
1st Source Corp.	1.3%
Atlas Energy Solutions, Inc. - Class A	1.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.